EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 17	-	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2018, 2017 and 2016, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2018	2017	2016
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	60,675	43,794	32,139

	Number of shares
	Year ended December 31,
(in thousands)	2018	2017	2016
Weighted average number of shares used in the computation of basic and diluted earnings per share	21,077	20,968	20,968